Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Weighted average of number of Ordinary Shares used in the calculation of the basic and diluted loss per share (in thousand)	56,540	40,760	26,819
Net loss used in calculation (thousand NIS)	$ (18,173)
NIS [Member]
Statement Line Items [Line Items]
Net loss used in calculation (thousand NIS)	$ (63,005)	$ (34,470)	$ (20,992)